Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

12. Related party transactions

The Group’s consolidated financial statements include costs and expenses allocated from RONG360 prior to the Reorganization, amounted to RMB 53,662, RMB65,276 and RMB74,952 for the years ended December 31, 2015, 2016 and 2017, respectively. In addition, RONG360 provided cash funding support to the Group to satisfy Platform Business’ working capital requirements. See Note 1 (b) for more detailed information.

The following sets forth significant related party transactions of the Group during the years presented:

	For the year ended December 31,
	2015	2016	2017
Revenues generated from RONG360 (a)	—	19,932	102,997
Administrative expenses charged to RONG360 (b)	—	—	2,691
Collection handling services provided by RONG360 (c)	—	—	(1,564)
Initial working capital contributed by RONG360 immediately before the IPO (d)	—	—	150,000

The following sets forth related party outstanding balance:

	As of December 31,
	2016	2017
Amount due from/(to) RONG360 (e)	21,128	(35,427)

(a)

RONG360’s business comprised the Platform Business segment and non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and non Platform business segment of RONG360 are accounted for as related party transactions. The Group provided recommendation services to the non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate as that was charged to third party customers.

(b)

Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).

(c)

Following the Reorganization, RONG360 charged the Group collection handling fees for the revenue amount billed to third parties through RONG360 by the Group. As of December 31, 2017, the accounts receivable billed through RONG360 amounted to RMB141,190.

(d)	RONG360 provided RMB150 million (US$23.1 million) of initial working capital to the Company in the form of a capital contribution. The Company received the related cash in November 2017.

(e)	The balance arose from the aforementioned related party transactions and various operational payments made by RONG360 on behalf of the Group, such as payroll costs, miscellaneous expenses, etc.